FINANCIAL INSTRUMENTS (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
URUGUAY
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (620)	$ (1,125)
URUGUAY | Fuel oil No.6 One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 970	734
Net derivative financial liabilities		43
URUGUAY | Fuel oil No.6 Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 539
Net derivative financial liabilities		9
URUGUAY | Fuel oil No.6 Three [Member]
Disclosure Of Financials Instruments [Line items]
Nominal Amounts Of Hedging Instrument	2,000	531
Net derivative financial liabilities	$ 56	19
URUGUAY | Fuel oil No.6 Four [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 2,777	3,523
Net derivative financial liabilities	$ (149)	(353)
URUGUAY | Fuel Oil No.6 Five [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	DNB Bank ASA
Nominal Amounts Of Hedging Instrument	$ 4,181	6,874
Net derivative financial liabilities	$ (232)	(530)
URUGUAY | Fuel Oil No.6 Six [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BNP Paribas
Nominal Amounts Of Hedging Instrument	$ 4,761	3,580
Net derivative financial liabilities	(337)	(313)
URUGUAY | Interest rate swap contract [member] | Fuel oil No.6 One [Member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	31
URUGUAY | Interest rate swap contract [member] | Fuel oil No.6 Two [Member]
Disclosure Of Financials Instruments [Line items]
Nominal Amounts Of Hedging Instrument		331
Net derivative financial liabilities	$ 11
URUGUAY | Interest rate swap contract [member] | Fuel oil No.6 Three [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	BNP Paribas
UNITED STATES | Interest rate swap contract One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 70,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Mar. 28, 2024
Net derivative financial liabilities	$ 0	2,234
UNITED STATES | Interest rate swap contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	Goldman Sachs N.A.
Nominal Amounts Of Hedging Instrument	$ 70,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Mar. 28, 2024
Net derivative financial liabilities	$ 0	2,109
UNITED STATES | Interest rate swap contract [member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 0	6,579
UNITED STATES | Interest rate swap contract three [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	JP Morgan - N.A.
Nominal Amounts Of Hedging Instrument	$ 70,000,000
Starting date of Hedging instrument	Apr. 28, 2020
Maturity date of hedging instrument	Mar. 28, 2024
Net derivative financial liabilities	$ 0	2,236
Argentina | Interest rate swap contract One [Member]
Disclosure Of Financials Instruments [Line items]
Name of the institution	HSBC
Nominal Amounts Of Hedging Instrument	$ 5,000
Starting date of Hedging instrument	Nov. 29, 2023
Maturity date of hedging instrument	Jan. 31, 2024
Net derivative financial liabilities	$ 0	(496)
Argentina | Interest rate swap contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	ARSUSD
Argentina | Interest rate swap contract [member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 0	$ (496)